Significant accounting policies - Impairment of long-lived assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Significant accounting policies
Impairment losses of leased hotels	¥ 55,442	$ 7,928	¥ 54,662	¥ 60,517
Impairment of property and equipment	¥ 11,841		¥ 48,497	¥ 55,403
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax
Impairment losses operating lease right of use asset	¥ 43,601		¥ 6,165	¥ 5,114